Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001107414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2024
Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2024
Prospectus Date	rr_ProspectusDate	Aug. 09, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A